[LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS


Scudder VIT EAFE(R) Equity Index Fund

On April 30, 2002, the Fund's name changed from Deutsche VIT EAFE(R) Equity Index Fund to Scudder VIT EAFE(R) Equity Index Fund.

                                              Class A and B Shares


                                              SEMIANNUAL REPORT
                                              June 30, 2002



Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................  3
              PERFORMANCE COMPARISON .....................................  7

              EAFE(R) EQUITY INDEX FUND
                 Schedule of Investments .................................  8
                 Statement of Assets and Liabilities ..................... 17
                 Statement of Operations ................................. 18
                 Statements of Changes in Net Assets ..................... 19
                 Financial Highlights .................................... 20
                 Notes to Financial Statements ........................... 22


                        -------------------------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                        -------------------------------

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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for EAFE(R) Equity Index Fund (the 'Fund'), providing detailed reviews of the markets, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
THE MORGAN STANLEY CAPITAL INTERNATIONAL ('MSCI') EUROPE, AUSTRALASIA AND THE FAR EAST ('EAFE(R)') INDEX DECLINED 1.62% FOR THE SIX MONTHS ENDED JUNE 30, 2002, UNDER ONGOING PRESSURE OVER THE OUTLOOK FOR CORPORATE PROFITABILITY. STILL, THE MSCI EAFE(R) INDEX OUTPERFORMED THE MAJOR US EQUITY INDICES OVER THE SAME PERIOD.
o Over the course of the semi-annual period, the international equity markets as a whole saw divergent performance between the first and second quarters.
o During the first quarter, the MSCI EAFE(R) Index rose 0.51%, as equities struggled to maintain the momentum of the fourtH quarter of 2001.
o Global equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to signs that showed global economies having a potentially strong rebound during the first quarter.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. After a period of concerted easing by central banks across the globe, investors began to anticipate the beginning of a period of rising interest rates.
o During the second quarter, the MSCI EAFE(R) Index was down 2.57%, as equities generally declined to levels not seen sincE lows reached last September after the terrorist attacks on the US.
o Second-quarter performance was actually helped by a declining US dollar, which reversed a multi-year pattern of strength compared to most global currencies. At the same time, the euro rose 13.2% during the second quarter, providing a buffer against declines in many international equity markets when measured in local currencies.
o Still, global equity markets were severely impacted during the second quarter by the growing scandal in the US over corporate accounting practices and continuing credit concerns throughout the world. Ongoing threats of terrorism and geopolitical instability also hung over the markets. With signs of economic growth spreading, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost-daily doses of negative headlines.

COUNTRY AND SECTOR PERFORMANCE WITHIN THE MSCI EAFE(R) INDEX WAS MIXED FOR THE SEMI-ANNUAL PERIOD.
o On a regional basis, the Pacific Basin ex-Japan, as measured by MSCI Pacific ex-Japan Index,1 outperformed Europe, as measured by the MSCI Europe Index,2 for the semi-annual period. In a dramatic turnaround, Japan, as measured by the MSCI Japan Index,3 outperformed both regions for the six months.

 COUNTRY ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total equities in the Fund)

   United Kingdom .............................  28.84%
   Japan ......................................  23.74
   France .....................................   8.18
   Switzerland ................................   7.17
   Germany ....................................   6.33
   Netherlands ................................   5.13
   Australia ..................................   4.47
   Italy ......................................   4.44
   Spain ......................................   2.72
   Hong Kong ..................................   1.72
   Sweden .....................................   1.64
   Finland ....................................   1.46
   Singapore ..................................   1.04
   Belgium ....................................   0.89
   Ireland ....................................   0.66
   Denmark ....................................   0.61
   Norway .....................................   0.43
   Greece .....................................   0.28
   Austria ....................................   0.10
   New Zealand ................................   0.09
   Luxembourg .................................   0.06
                                                ------
                                                100.00%
                                                ======

--------------------------------------------------------------------------------
1 MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
2 MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.
3 MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange.

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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

o Within the individual MSCI country markets, the best performance for the semi-annual period came from Austria and New Zealand. Finland, Sweden and Ireland were the worst performers within the MSCI EAFE(R) Index. The UK remains the largest country in the MSCI EAFE(R) Index based on its 26.6% of the market capitalization of the Index.
o Materials, Energy and Consumer Staples provided the best performance for the semi-annual period, producing positive returns. Continuing the trend of the last two years, Information Technology and Telecommunications Services were the worst-performing sectors. The Financials sector grew in weight within the MSCI EAFE(R) Index through the semi-annual period, accounting at June 30, 2002 for 25.2% of the Index's market capitalization.

AT THE END OF MAY, MSCI COMPLETED THE SECOND PHASE OF THE RESTRUCTURING OF ITS INDEX, IN LINE WITH MSCI'S PREVIOUSLY ANNOUNCED SCHEDULE.
o The MSCI EAFE(R) Index's free float and expanded market coverage changes were designed to make the Index morE comprehensive, to more accurately represent the global equity markets, and to address investor concerns about liquidity.
o Going forward, now that all changes have been implemented, the Provisional EAFE(R) Index and the 'Official' EAFE(R) Index are the same and only one index will be published.

EUROPE
Regionally, Europe declined 4.6% in US dollar terms during the semi-annual period, as measured by the MSCI Europe Index. In US dollar terms, the more-defensive UK market within the MSCI Europe Index underperformed continental Europe, returning -5.7% for the same period.

INVESTMENT REVIEW

                                                                        CUMULATIVE                   AVERAGE ANNUAL
                                                                     TOTAL RETURNS                    TOTAL RETURNS
   Periods Ended                        6 Months     1 Year    3 Years       Since   1 Year    3 Years        Since
   June 30, 2002                                                       Inception 2                      Inception 2
------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund 1
   Class A Shares                         (4.53)%   (14.15)%  (26.56)%   (13.15)%   (14.15)%   (9.78)%    (2.86)%
   Class B Shares                           n/a        n/a       n/a      (3.60)%      n/a       n/a        n/a
------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 3                      (1.62)%    (9.49)%  (18.99)%    (2.13)%    (9.49)%   (6.78)%    (0.46)%
------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average4                          (1.65)%  (10.17)%   (14.27)%    1.74%    (10.17)%    (5.26)%    0.07%
------------------------------------------------------------------------------------------------------------------

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The Fund's inception dates are: Class A Shares: August 22, 1997, Class B
  Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the MSCI EAFE(R) Index and August 31, 1997 for the Lipper International Equity Funds Average.
3 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2002
 (percentages are based on total net assets of the Fund)

   BP Amoco PLC ................................  2.41%
   GlaxoSmithKline PLC .........................  1.70
   Novartis AG--Registered .....................  1.53
   Royal Dutch Petroleum Co. ...................  1.51
   HSBC Holdings PLC ...........................  1.38
   TotalFinaElf SA .............................  1.32
   Vodafone Group PLC ..........................  1.20
   Nestle SA--Registered .......................  1.17
   Royal Bank of Scotland Group PLC ............  1.00
   Shell Transport & Trading Co. PLC ...........  0.94

AS EXPECTATIONS OF AN IMMINENT GLOBAL ECONOMIC RECOVERY GAINED GROUND, MOST OF THE EUROPEAN EQUITY MARKETS RALLIED TOWARD THE END OF 2001. THESE EXPECTATIONS WERE DASHED, HOWEVER, EARLY IN 2002 WHEN, DESPITE A PICK-UP IN ECONOMIC ACTIVITY, CORPORATE PROFITABILITY CONTINUED TO FALTER AMIDST SLACK INVESTMENT DEMAND AND OVERCAPACITY.
o The ensuing sell-off was harsh and caused a loss of investor confidence.
o At the start of the second quarter, there was evidence that the recovery was further entrenched and broadening out. This led to some earnings upgrades and more positive investor sentiment. Still, uncertainty remained as to the strength of the current economic recovery and of corporate profitability.

OVERALL, EUROPEAN EQUITY MARKETS CONTINUED TO BE ATTRACTIVE, AS STRUCTURAL REFORMS ALREADY IN PLACE WERE CONDUCIVE TO ECONOMIC GROWTH IN THE REGION.
o Also, valuations remained reasonable and a global economic recovery was not yet factored into equity prices.
o As the semi-annual period progressed, Europe continued to rebound from the economic slump of 2001, with improving GDP figures, benign inflation, and, though still weak, improving corporate profitability. The improving production outlook suggests that capacity utilization rates could rise and business spending on investment should start to increase in the second half of the year.
o Following a year of weakness, the euro gained momentum during the latter months of the semi-annual period, as a strong US current-account deficit and an expensive US equity market caused investor concern.

PACIFIC BASIN
The MSCI Pacific ex-Japan Index rose 1.4% over the six months ended June 30, 2002, while the MSCI Japan Index soared 8.2% over the semi-annual period in a dramatic turnaround from its double-digit declines in 2001.

IN SPITE OF JAPAN'S ONGOING STRUCTURAL REFORM PROBLEMS, ITS EQUITY MARKET RALLIED, GAINING PRIMARILY ON A RALLY IN THE YEN DURING THE SEMI-ANNUAL PERIOD.
o Japan's Nikkei Index closed up over the important 11,000 mark on the last trading day of March. It rallied from its February lows in response to positive economic news in the US and its own government's efforts to prop up the market with speculation regarding possible policy improvement measures as the nation's fiscal year-end approached in March.
o Structural reform remained a problem in Japan, where Japanese financial companies continued to carry a hefty debt burden, mired in problems with their ever-increasing non-performing loans. In fact, Prime Minister Koizumi's public appeal has diminished due to his inability to take much-needed and critical steps to restructure his economy.

THE PACIFIC EX-JAPAN'S EQUITY MARKETS ROSE PRIMARILY DUE TO BETTER PROSPECTS FOR AN ECONOMIC RECOVERY IN THE US.
o A cyclical downturn initially impacted the export-oriented markets, such as Taiwan and South Korea, reflecting a slump in demand for technology and technology components.
o However, a subsequent increase in DRAM (direct random access memory) chip prices and positive economic prospects for a global economic recovery helped boost share prices of many of the depressed equity markets of Southeast Asia.
o China's economy continued to grow in spite of the global economic slowdown, as China increased fiscal expenditures and continued to receive foreign direct investment.

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Scudder VIT EAFE(R) Equity Index Fund
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LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
As an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We believe that uncertainty could indeed persist in the international equity markets over the coming months, although we continue to believe that there will be an economic recovery. Looking ahead, we are cautiously optimistic. We continue to believe that 2002 will be a year in which stocks outperform bonds. Although markets are by no means cheap on headline earnings, we believe this in part reflects the highly depressed nature of earnings and earnings estimates currently. Even with relatively conservative revenue and earnings assumptions for the medium term, several areas of the international equity universe appear inexpensive. We also believe that equity markets are once again responding to fundamentals, with valuations reflecting much more accurately companies' true worth.

Clearly cyclical conditions remain supportive for virtually all equity markets, and corporate earnings expectations have improved markedly. We expect that quarterly corporate earnings will reveal this improvement. However, some of these positives are already reflected in share prices. Nevertheless, we believe valuations remain relatively attractive. Europe continues to offer value. The fortunes of the Pacific ex-Japan, of course, remain largely tied to the economic recovery in the US, with the possible exceptions of South Korea, where domestic demand remains healthy, and China, where the government retains the ability to oversee the still rather insulated economy. The major market to watch, of course, is Japan. While the macroeconomic environment remains rather depressed, its equity market appears inexpensive both globally and in a historical context.

We appreciate your support of the Fund, and we look forward to serving your investment needs for many years to come.

/S/ James A. Creighton

James A. Creighton
Chief Investment Officer--Global Indexing
EAFE(R) EQUITY INDEX FUND
June 30, 2002


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Scudder VIT EAFE(R) Equity Index Fund
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PERFORMANCE COMPARISON1

Scudder VIT EAFE(R) Equity Index Fund--Class A Shares,
MSCI EAFE(R) Index and Lipper International Equity Funds Average
Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

      Scudder VIT EAFE(R)                       Lipper International
       Equity Index Fund    MSCI EAFE(R) Index  Equity Funds Average
8/22/97           10,000                10,000                10,000
9/30/97           10,160                10,216                10,625
10/31/97           9,350                 9,430                 9,817
11/30/97           9,270                 9,334                 9,731
12/31/97           9,340                 9,415                 9,813
1/31/98            9,790                 9,846                10,054
2/28/98           10,390                10,478                10,719
3/31/98           10,700                10,800                11,275
4/30/98           10,790                10,886                11,429
5/31/98           10,730                10,832                11,441
6/30/98           10,920                10,915                11,353
7/31/98           10,960                11,025                11,526
8/31/98            9,730                 9,659                 9,878
9/30/98            9,490                 9,362                 9,520
10/31/98          10,410                10,338                10,231
11/30/98          10,930                10,867                10,762
12/31/98          11,358                11,296                11,098
1/31/99           11,388                11,262                11,193
2/28/99           11,073                10,994                10,890
3/31/99           11,541                11,452                11,261
4/30/99           11,998                11,916                11,773
5/31/99           11,337                11,302                11,275
6/30/99           11,825                11,743                11,859
7/31/99           12,140                12,092                12,259
8/31/99           12,231                12,136                12,284
9/30/99           12,292                12,259                12,334
10/31/99          12,780                12,719                12,813
11/30/99          13,278                13,160                13,818
12/31/99           14493                 14342                 15526
1/31/00           13,470                13,431                 14646
2/29/00           13,917                13,792                 15618
3/31/00            14386                 14328                 15649
4/30/00           13,576                13,574                 14622
5/31/00           13,246                13,243                 14125
6/30/00           13,672                13,761                 14754
7/31/00           13,107                13,184                 14229
8/31/00           13,214                13,299                 14460
9/30/00           12,510                12,651                13,623
10/31/00          12,212                12,352                13,110
11/30/00          11,690                11,889                12,539
12/31/00          12,079                12,313                13,001
1/31/01           12,035                12,317                13,037
2/28/01           11,081                11,397                12,068
3/31/01           10,311                10,622                11,170
4/30/01           11,038                11,350                11,901
5/31/01           10,604                10,930                11,585
6/30/01           10,116                10,514                11,198
7/31/01            9,888                10,323                10,883
8/31/01            9,606                10,062                10,629
9/30/01            8,674                 9,042                 9,480
10/31/01           8,782                 9,274                 9,745
11/30/01           9,097                 9,616                10,127
12/31/01           9,097                 9,673                10,286
1/31/02            8,587                 9,159                 9,845
2/28/02            8,587                 9,223                 9,905
3/31/02            9,032                 9,722                10,440
4/30/02            9,032                 9,787                10,489
5/31/02            9,118                 9,787                10,597
6/30/02            8,685                 9,787                10,174


                                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                              1 Year     3 Years       Since
   June 30, 2002                                                 Inception 2

 Scudder VIT EAFE(R) Equity Index Fund--
    Class A Shares                            (14.15)%   (9.78)%     (2.86)%

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the MSCI EAFE(R) Index and August 31, 1997 for the Lipper International Equity Funds Average.
3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

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Scudder VIT EAFE(R) Equity Index Fund
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SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            COMMON STOCKS--81.54%
            AUSTRALIA--3.32%
     13,744 Amcor Ltd. .....................$   63,576
     16,103 AMP Ltd. .......................   141,021
        820 Ansell Ltd. ....................     2,891
      7,327 Aristocrat Leisure Ltd. ........    22,252
     20,812 Australia and New Zealand
              Banking Group Ltd. ...........   225,372
      7,314 Australian Gas Light Co., Ltd. .    40,443
     50,816 BHP Billiton Ltd. ..............   293,826
     12,476 Boral Ltd.                          26,264
     15,041 Brambles Industries Ltd. .......    79,708
     10,149 Coca-Cola Amatil Ltd. ..........    36,349
     15,793 Coles Myer Ltd. ................    58,780
     15,501 Commonwealth Bank of Australia .   286,553
      7,797 Computershare Ltd. .............     9,629
      2,598 CSL Ltd. .......................    46,933
     13,833 CSR Ltd. .......................    49,622
      7,567 ERG Ltd. .......................     1,274
     32,245 Foster's Group Ltd. ............    85,439
     27,644 General Property Trust .........    43,607
      2,508 Gio Australia Reinsurance Note 1        --
     12,813 Insurance Australia Group Ltd. .    22,658
      3,797 James Hardie Industries NV .....    13,855
      7,650 Lend Lease Corp., Ltd. .........    45,264
      2,018 Macquarie Bank Ltd. ............    33,136
     25,758 Macquarie Infrastructure Group .    41,789
     13,727 Mayne Group Ltd. ...............    31,903
     10,988 Mirvac Group ...................    25,784
     20,665 National Australia Bank Ltd. ...   410,669
      3,877 OneSteel Ltd.1 .................     2,851
      1,317 Orica Ltd. .....................     7,075
      1,080 PaperlinX Ltd. .................     2,940
     10,330 QBE Insurance Group Ltd. .......    38,505
      4,850 Rio Tinto Ltd. .................    91,264
     11,739 Santos Ltd. ....................    42,571
     10,174 Southcorp Ltd. .................    30,328
     11,425 Stockland Trust Group ..........    28,181
      8,192 Suncorp-Metway Ltd. ............    56,611
      3,582 TABCORP Holdings Ltd. ..........    25,136
     33,053 Telstra Corp., Ltd. ............    86,467
     20,841 The News Corp., Ltd. ...........   113,252
      5,675 Wesfarmers Ltd. ................    86,654
      6,812 Westfield Holdings Ltd. ........    57,208
     26,922 Westfield Trust ................    51,385
     24,396 Westpac Banking Corp., Ltd. ....   222,412
     17,245 WMC Ltd. .......................    87,999
      6,460 Woodside Petroleum Ltd. ........    49,211
     15,052 Woolworths Ltd. ................   111,115
                                           -----------
                                             3,329,762
                                           -----------

     SHARES SECURITY                             VALUE

            AUSTRIA--0.09%
        270 Erste Bank der
              oesterreichischen
              Sparkassen AG ............... $   19,293
        270 Erste Bank der
              oesterreichischen
              Sparkassen AG Rights ........         --
        330 Flughaffen Wien AG ............     11,342
        110 Oesterreichische
              Elektrizitaetswirtschafts
              AG--Class A .................      9,556
        280 OMV AG ........................     27,515
      1,819 Telekom Austria AG 1 ..........     14,587
         70 VA Technologie AG .............      1,850
        490 Wienerberger AG ...............      8,590
                                           -----------
                                                92,733
                                           -----------
            BELGIUM--0.85%
      1,190 Agfa Gevaert NV ...............     21,672
         76 Barco NV ......................      3,198
        300 Bekaert NV ....................     14,207
        419 Colruyt NV ....................     19,656
        878 Delhaize Group ................     41,189
      8,245 Dexia .........................    127,600
        398 Electrabel SA .................     91,979
     12,703 Fortis ........................    271,993
      1,008 Fortis--Strip VVPR 1 ..........         10
        997 Groupe Bruxelles Lambert SA ...     52,089
      2,068 Interbrew .....................     59,373
      1,248 KBC Bankverzekeringsholding ...     50,473
         25 S.A. D'Ieteren NV .............      4,511
        622 Solvay SA .....................     44,783
      1,274 UCB SA ........................     46,743
                                           -----------
                                               849,476
                                           -----------
            DENMARK--0.58%
          3 AS Dampskibsselskabet
              Svendborg--B ................     29,515
        200 Carlsberg AS--B ...............     10,476
          4 D/S 1912--B ...................     30,046
        762 Danisco AS ....................     27,859
      7,446 Danske Bank AS ................    137,106
      1,060 Group 4 Falck AS ..............     36,641
        927 H. Lundbeck AS ................     24,525
        511 ISS AS 1 ......................     26,971
        182 Navision AS 1 .................      7,235
        500 NKT Holding AS ................      5,717
      3,907 Novo Nordisk AS--B ............    129,339
        575 Novozymes AS--B Shares ........     12,996
      1,833 TDC AS ........................     50,689
      1,513 Vestas Wind Systems AS ........     41,035
        510 William Demant Holdings AS ....     13,290
                                           -----------
                                               583,440
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            FINLAND--1.39%
      5,500 Fortum Oyj .................... $   31,723
        400 Instrumentarium Corp. .........     10,094
        500 Kesko Oyj--B Shares ...........      5,679
        900 Kone Corp.--B Shares ..........     26,666
      1,900 Metso Corp. ...................     24,582
     63,300 Nokia Oyj .....................    926,497
      1,400 Outokumpu Oyj .................     16,869
        600 Pohjola Group PLC--D Shares ...     10,814
      4,200 Sampo Oyj--A Shares ...........     32,769
         50 SGL Carbon AG 1 ...............        896
      9,100 Sonera Oyj ....................     34,601
      9,100 Stora Enso Oyj--R Shares ......    127,531
      1,000 TietoEnator Oyj ...............     24,691
      3,000 UPM-Kymmene Oyj ...............    118,100
        200 Wartsila Oyj--B Shares ........      3,350
                                           -----------
                                             1,394,862
                                           -----------
            FRANCE--7.58%
      2,709 Accor SA ......................    109,882
     14,125 Alcatel SA--Class A ...........     98,209
      1,011 Altran Technologies SA ........     29,455
      1,386 Autoroutes du Sud de
              la France 1 .................     37,643
      8,965 Aventis SA ....................    635,279
     18,783 Axa ...........................    343,556
     10,511 BNP Paribas SA ................    581,332
      2,277 Bouygues SA ...................     63,619
      1,613 Cap Gemini SA .................     64,120
      7,070 Carrefour SA ..................    382,641
        812 Castorama Dubois
              Investissement SA ...........     52,127
      4,300 Compagnie de Saint Gobain .....    193,017
      1,703 Compagnie Generale des
              Etablissemente
              Michelin--B Shares ..........     69,009
        723 Dassault Systemes SA ..........     33,025
        891 Essilor International SA ......     36,229
        473 Etablissements Economiques
              du Casino
              Guichard-Perrachon SA .......     40,058
      4,060 European Aeronautic Defense
              and Space Co. ...............     62,432
      5,780 France Telecom SA .............     53,831
      1,742 Groupe Danone .................    239,486
      1,340 L'Air Liquide SA ..............    206,169
      4,591 L'Oreal SA ....................    358,201
      1,714 Lafarge SA ....................    170,972
      1,618 Lagardere S.C.A. ..............     70,055
      2,922 LVMH Moet-Hennessy
               Louis Vuitton SA ...........    147,178
      1,064 Pechiney SA ...................     48,601
        594 Pernod-Ricard SA ..............     58,196
        899 Pinault-Printemps-Redoute SA ..    106,634
      2,209 PSA Peugeot Citroen ...........    114,646
      1,269 Publicis SA ...................     35,030
      1,882 Renault SA ....................     88,010
        371 Sagem SA ......................     24,916
      5,469 Sanofi-Synthelabo SA ..........    332,721
      2,866 Schneider Electric SA .........    154,123

     SHARES SECURITY                             VALUE

        244 Societe BIC SA ................  $   9,760
      4,054 Societe Generale--A Shares ....    267,056
      1,423 Societe Television Francaise 1      38,100
      1,389 Sodexho Alliance SA ...........     52,678
     11,115 Suez SA .......................    296,391
      2,040 Suez SA--Strip VVPR 1 .........         20
        181 Technip-Coflexip SA ...........     19,056
      1,086 Thales SA .....................     46,120
      1,752 Thomson Multimedia 1 ..........     41,441
      8,483 TotalFinaElf SA ...............  1,377,347
        468 TotalFinaElf SA--
              Strip VVPR 1 ................          5
        615 Unibail (Union du Credit-Bail
              Immobilier) .................     37,962
        871 Valeo SA ......................     36,215
      1,046 Vinci SA ......................     70,919
     12,405 Vivendi Universal SA ..........    268,063
                                           -----------
                                             7,601,535
                                           -----------
            GERMANY--5.67%
        600 Adidas-Salomon AG .............     49,243
      2,466 Allianz AG ....................    497,935
        750 Altana AG .....................     40,695
      7,300 BASF AG .......................    338,494
      9,450 Bayer AG ......................    300,524
        805 Bayerische Hypo-und
               Vereinsbank AG .............     26,157
      3,696 Bayerische Hypo-und
               Vereinsbank AG .............    120,459
        450 Beiersdorf AG .................     54,665
        350 Continental AG ................      6,222
     11,437 DaimlerChrysler AG 1 ..........    553,478
      7,277 Deutsche Bank AG ..............    505,602
      3,550 Deutsche Lufthansa AG .........     50,137
      4,550 Deutsche Post AG ..............     58,822
     28,629 Deutsche Telekom AG ...........    268,610
      7,960 E.ON AG .......................    463,828
        800 Epcos AG 1 ....................     26,389
        600 Fresenius Medical Care AG .....     26,773
        525 Gehe AG .......................     21,933
         50 Heidelberger Zement AG ........      2,419
        675 Heidelberger Zement AG ........     33,199
         50 Heidelberger Zement AG--
              Strip VVPR 1 ................         --
        800 Henkel KGaA ...................     55,860
      4,300 Infineon Technologies AG ......     67,864
        950 KarstadtQuelle AG .............     24,676
      1,266 Linde AG ......................     64,392
      1,350 MAN AG ........................     28,372
        900 Marschollek, Lauenschlaeger und
              Partner AG ..................     28,088
        900 Merck KGaA ....................     24,221
      2,010 Metro AG ......................     61,539
      1,324 Muenchener Rueckversicherungs-
              Gesellschaft AG .............    313,828
      2,393 Preussag AG ...................     58,848
      1,470 Qiagen NV 1 ...................     17,393
      4,900 RWE AG ........................    193,333

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      2,700 SAP AG ........................ $  266,659
      2,550 Schering AG ...................    159,871
     10,650 Siemens AG ....................    639,297
      4,600 ThyssenKrupp AG ...............     70,418
      3,110 Volkswagen AG .................    151,118
      3,050 WCM Beteiligungs-und
              Grundbesitz AG ..............     19,580
                                           -----------
                                             5,690,941
                                           -----------
            GREECE--0.27%
      1,910 Alpha Bank A.E. ...............     27,352
      1,300 Bank of Piraeus ...............      9,373
      1,330 Coca-Cola Hellenic
               Bottling Co. SA ............     22,514
        900 Commercial Bank of Greece .....     19,377
      1,590 EFG Eurobank Ergasias .........     22,299
      2,170 Hellenic Petroleum SA .........     13,245
      3,300 Hellenic Telecommunications
              Organization SA (OTE) .......     52,147
        810 Intracom SA ...................      7,328
      2,340 National Bank of Greece SA ....     49,780
        410 Titan Cement Co. SA ...........     16,059
      2,360 Viohalco, Hellenic Copper and
              Aluminum Industry SA ........     16,875
      2,570 Vodafone Panafon SA ...........     12,996
                                           -----------
                                               269,345
                                           -----------
            HONG KONG--1.29%
      2,000 ASM Pacific Technology Ltd. ...      4,398
     19,091 Bank of East Asia Ltd. ........     38,428
     18,000 Cathay Pacific Airways Ltd. ...     27,578
     20,000 Cheung Kong Holdings Ltd. .....    166,673
        800 Cheung Kong Holdings
              Ltd. Rights .................         --
     24,200 CLP Holdings Ltd. .............     96,183
     12,232 Esprit Holdings Ltd. ..........     23,446
      9,000 Hang Lung Properties Ltd. .....     10,270
     10,100 Hang Seng Bank Ltd. ...........    108,126
      9,000 Henderson Land Development
               Co., Ltd. ..................     37,386
     51,661 Hong Kong and China Gas
               Co., Ltd. ..................     68,553
     16,500 Hong Kong Electric
               Holdings Ltd. ..............     61,666
     10,000 Hong Kong Exchanges &
               Clearing Ltd. ..............     16,475
     28,000 Hutchison Whampoa Ltd. ........    209,110
     23,000 Johnson Electric Holdings Ltd.      27,277
     25,000 Li & Fung Ltd. ................     33,655
     12,000 MTR Corp., Ltd. ...............     15,539
     19,553 New World Development
               Co., Ltd. ..................     15,543
    175,860 Pacific Century
               CyberWorks Ltd.1 ...........     41,486
     24,000 Shangri-La Asia Ltd. ..........     20,001
     22,301 Sino Land Co., Ltd. ...........      8,435
     18,191 Sun Hung Kai Properties Ltd. ..    138,187
     12,500 Swire Pacific Ltd.--Class A ...      63,945
      6,000 Television Broadcasts Ltd. ....     25,539
     16,693 Wharf Holdings Ltd. ...........     39,380
                                           -----------
                                             1,297,279
                                           -----------

     SHARES SECURITY                             VALUE

            IRELAND--0.63%
     11,402 Allied Irish Banks PLC ........ $  150,220
     13,627 Bank of Ireland ...............    169,710
      6,558 CRH PLC .......................    109,783
        919 DCC PLC .......................     10,483
      4,245 Elan Corp. PLC 1 ..............     24,526
      2,733 Independent News & Media PLC ..      5,398
        191 Iona Technologies PLC 1 .......      1,036
      3,450 Irish Life & Permanent PLC ....     49,917
     15,340 Jefferson Smurfit Group PLC ...     46,966
      2,141 Kerry Group PLC--A ............     31,718
      5,136 Ryanair Holdings PLC 1 ........     30,891
                                           -----------
                                               630,648
                                           -----------
            ITALY--2.97%
     14,988 Alitalia SPA 1 ................      9,725
      5,387 Alleanza Assicurazioni ........     51,714
     13,849 Assicurazioni Generali ........    328,263
      2,922 Autogrill SPA .................     33,966
     11,411 Autostrade SPA ................     94,554
     12,346 Banca de Roma SPA 1 ...........     22,984
      3,226 Banca Fideuram SPA ............     20,104
     49,186 Banca Intesa SPA ..............    150,104
      7,983 Banca Monte dei Paschi
               di Siena SPA ...............     25,939
     17,404 Banca Nazionale del Lavoro 1 ..     30,338
      3,311 Banca Popolare di Milano Scr 1      13,472
      2,010 Benetton Group SPA ............     23,504
     18,334 Bipop-Carire SPA ..............     24,680
      1,929 Bulgari SPA ...................     12,174
     29,398 Enel SPA ......................    168,398
     37,627 Eni SPA .......................    598,298
      2,955 Fiat SPA ......................     37,093
      2,400 Gruppo Editoriale
               L'Espresso SPA .............      7,846
      7,756 IntesaBci SPA .................     17,158
      1,488 Italcementi SPA ...............     14,740
      3,862 Italgas SPA ...................     42,910
        795 La Rinascente SPA .............      3,078
      1,417 Luxottica Group SPA ...........     27,555
      7,785 Mediaset SPA ..................     60,279
      5,620 Mediobanca SPA ................     51,952
      1,849 Mediolanum SPA ................     11,011
      2,823 Mondadori (Arnoldo)
               Editore SPA ................     18,708
      3,588 Parmalat Finanziaria SPA ......     11,091
     15,954 Pirelli SPA ...................     17,017
      5,257 Ras SPA .......................     70,559
     10,428 San Paolo-IMI SPA .............    104,637
     57,261 Seat Pagine Gialle SPA ........     41,962
      7,573 Snam Rete Gas SPA .............     22,363
     52,031 Telecom Italia Mobile SPA .....    213,257
     28,640 Telecom Italia RNC ............    151,894
     31,171 Telecom Italia SPA ............    244,127
      1,292 Tiscali SPA 1 .................      7,847
     42,522 UniCredito Italiano SPA .......    192,341
                                           -----------
                                             2,977,642
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            JAPAN--17.95%
      2,000 77 Bank Ltd. ................... $   7,876
      1,100 Acom Co., Ltd. .................    75,165
      1,200 Advantest Corp. ................    74,690
        450 AIFUL Corp. ....................    29,510
      8,000 Ajinomoto Co., Inc. ............    85,836
      2,000 Alps Electric Co. ..............    25,264
      4,000 Amada Co., Ltd. ................    19,390
        500 Aoyama Trading Co., Ltd. .......     5,623
      6,000 Asahi Breweries Ltd. ...........    50,210
     18,000 Asahi Chemical
               Industry Co., Ltd. ..........    59,922
     10,000 Asahi Glass Co., Ltd. ..........    63,993
      9,000 Bank of Fukuoka Ltd. ...........    35,593
     17,000 Bank of Yokohama Ltd. ..........    72,337
      1,400 Benesse Corp. ..................    25,581
      9,000 Bridgestone Corp. ..............   123,899
     11,000 Canon, Inc. ....................   415,749
      2,000 Casio Computer Co., Ltd. .......     9,778
         13 Central Japan Railway Co. ......    79,178
      7,700 Chubu Electric Power Co., Inc. .   135,233
      4,000 Chugai Pharmaceutical Co., Ltd.     47,857
      2,000 Citizen Watch Co., Ltd. ........    13,466
      1,300 Credit Saison Co., Ltd. ........    30,858
      1,400 CSK Corp. ......................    49,876
      9,000 Dai Nippon Printing Co., Ltd. ..   119,468
      2,500 Daiei, Inc.1 ...................     4,276
      3,000 Daiichi Pharmaceutical
               Co., Ltd. ...................    54,816
      2,000 Daikin Industries Ltd. .........    36,627
     11,000 Dainippon Ink &
               Chemicals, Inc. .............    23,587
      2,000 Daito Trust
               Construction Co., Ltd. ......    37,462
     66,000 Daiwa Bank Holdings, Inc.1 .....    50,661
      8,000 Daiwa House Industry Co., Ltd. .    48,925
     16,000 Daiwa Securities Co., Ltd. .....   103,724
      6,900 Denso Corp. ....................   107,827
         39 East Japan Railway Co. .........   182,544
      5,000 Ebara Corp. ....................    26,949
      3,000 Eisai Co., Ltd. ................    77,092
      1,600 Fanuc Ltd. .....................    80,363
        400 Fast Retailing Co., Ltd. .......     8,677
        500 Fuji Machine Manufacturing
               Co., Ltd. ...................     7,759
      6,000 Fuji Photo Film Co. ............   193,732
        600 Fuji Soft ABC, Inc. ............    24,179
          4 Fuji Television Network, Inc. ..    23,128
      7,000 Fujikura Ltd. ..................    25,522
      3,000 Fujisawa Pharmaceutical
               Co., Ltd. ...................    71,836
     22,000 Fujitsu Ltd. ...................   153,451
      8,000 Furukawa Electric Co., Ltd. ....    30,637
      4,000 Gunma Bank Ltd. ................    18,489
      3,000 Hankyu Department Stores, Inc. .    22,827
        600 Hirose Electric Co., Ltd. ......    52,313
     38,000 Hitachi Ltd.1 ..................   245,711
      3,000 Hitachi Zosen Corp. ............     1,752
      8,600 Honda Motor Co., Ltd. ..........   348,718

     SHARES SECURITY                             VALUE

      1,000 House Foods Corp. .............. $   9,762
      1,400 Hoya Corp. .....................   101,855
      4,000 Isetan Company Ltd. ............    40,382
     17,000 Ishikawajima-Harima Heavy
              Industries Co., Ltd. .........    25,672
      5,000 Ito-Yokado Co., Ltd. ...........   250,300
     18,000 Itochu Corp. ...................    63,076
     11,000 Japan Airlines Co., Ltd. .......    31,021
     19,000 Japan Energy Corp. .............    28,851
         11 Japan Tobacco, Inc. ............    73,788
      2,000 JGC Corp. ......................    14,184
     10,000 Joyo Bank Ltd. .................    27,032
      3,000 JUSCO Co. ......................    80,096
     15,000 Kajima Corp. ...................    42,551
      9,200 Kansai Electric Power
               Co., Inc. ...................   145,458
      8,000 Kao Corp. ......................   184,221
     25,000 Kawasaki Heavy Industries Ltd. .    31,913
     37,000 Kawasaki Steel Corp. ...........    48,158
      9,000 Keihin Electric Express
               Railway Co., Ltd. ...........    40,699
      5,000 Keio Electric Railway
               Co., Ltd. ...................    25,030
      6,000 Keneka Corp. ...................    41,800
        400 Keyence Corp. ..................    84,735
      2,000 Kinden Corp. ...................     9,511
     20,630 Kinki Nippon Railway ...........    67,300
     11,000 Kirin Brewery Co., Ltd. ........    77,092
      1,000 Kokuyo Co., Ltd. ...............    10,538
     13,000 Komatsu Ltd. ...................    46,531
      1,800 Konami Co., Ltd. ...............    37,770
      5,000 Konica Corp. ...................    32,330
     19,000 Kubota Corp. ...................    57,861
      6,000 Kuraray Co., Ltd. ..............    39,297
      2,000 Kurita Water Industries Ltd. ...    24,613
      2,300 Kyocera Corp. ..................   167,910
      2,000 Kyowa Hakko Kogyo Co., Ltd. ....    10,846
      4,400 Kyushu Electric Power
               Co., Inc. ...................    65,198
        600 Lawson, Inc. ...................    18,372
        300 Mabuchi Motor Co., Ltd. ........    29,560
     20,000 Marubeni Corp.1 ................    20,525
      5,000 Marui Co., Ltd. ................    63,368
        900 Matsushita Communication
               Industrial Co., Ltd. ........    34,692
     25,000 Matsushita Electric
               Industrial Co., Ltd. ........   341,034
      4,000 Matsushita Electric Works Ltd. .    28,701
      7,000 Meiji Seika Kaisha Ltd. ........    25,055
        700 Meitec Corp. ...................    23,128
         20 Millea Holdings, Inc.1 .........   164,197
      7,000 Minabea Co., Ltd. ..............    41,116
     29,000 Mitsubishi Chemical Corp. ......    67,506
     13,000 Mitsubishi Corp. ...............    94,038
     21,000 Mitsubishi Electric Corp. ......    94,263
     13,000 Mitsubishi Estate Co., Ltd. ....   106,294
     38,000 Mitsubishi Heavy
               Industries Ltd. .............   115,088
     18,000 Mitsubishi Materials Corp. .....    35,743

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      8,000 Mitsubishi Rayon Co., Ltd. .....$   26,031
         46 Mitsubishi Tokyo Financial
               Group, Inc.
               (MTFG)1 .....................   310,105
     16,000 Mitsui & Co. ...................   107,062
      5,000 Mitsui Chemicals, Inc. .........    24,988
     10,000 Mitsui Fudosan Co., Ltd. .......    88,439
     19,810 Mitsui Marine and Fire
              Insurance Co., Ltd. ..........   106,607
      8,000 Mitsui Mining & Smelting
              Co., Ltd. ....................    23,829
      3,900 Mitsui Trust Holdings, Inc. ....     8,102
      9,000 Mitsukoshi Ltd.1 ...............    26,732
         77 Mizuho Holdings, Inc. ..........   170,888
      3,200 Murata Manufacturing Co., Ltd. .   205,580
        200 Namco Ltd. .....................     3,813
     20,000 NEC Corp. ......................   139,167
      5,000 NGK Insulators Ltd. ............    39,589
      2,000 NGK Spark Plug Co., Ltd. .......    15,168
        400 Nidec Corp. ....................    29,001
     15,000 Nikko Cordial Corp. ............    75,716
      5,000 Nikon Corp. ....................    55,358
      1,300 Nintendo Co., Ltd. .............   191,438
      2,000 Nippon Comsys Corp. ............    11,080
     14,000 Nippon Express Co., Ltd. .......    74,172
      4,000 Nippon Meat Packers, Inc. ......    50,127
     19,000 Nippon Mitsubishi Oil Corp. ....    98,285
      6,000 Nippon Sheet Glass Co., Ltd. ...    20,274
     73,000 Nippon Steel Corp. .............   113,895
         72 Nippon Telegraph &
              Telephone Corp. ..............   296,155
         12 Nippon Unipac Holding ..........    74,289
     17,000 Nippon Yusen Kabushiki Kaisha ..    58,579
     31,000 Nissan Motor Co., Ltd.1 ........   214,674
      3,000 Nisshin Flour Milling
              Co., Ltd.1 ...................    21,476
      2,000 Nissin Food Products Co., Ltd. .    39,714
      2,000 Nitto Denko Corp. ..............    65,579
     31,000 NKK Corp.1 .....................    30,003
     23,000 Nomura Securities Co., Ltd. ....   337,738
      9,000 NSK Ltd. .......................    37,395
         19 NTT Data Corp. .................    76,091
        229 NTT DoCoMo, Inc. ...............   563,634
     11,000 Obayashi Corp. .................    31,204
     14,000 Oji Paper Co., Ltd. ............    80,013
      3,000 Olympus Optical Co., Ltd. ......    41,900
      3,000 Omron Corp. ....................    43,427
      2,000 Onward Kashiyama Co., Ltd. .....    19,624
        600 Oracle Corp. Japan .............    25,581
        700 Oriental Land Co., Ltd. ........    50,052
      1,100 Orix Corp. .....................    88,748
     30,000 Osaka Gas Co., Ltd. ............    71,336
      1,900 Pioneer Corp. ..................    34,003
      1,200 Promise Co., Ltd. ..............    60,473
      8,000 Ricoh Co., Ltd. ................   138,499
      1,500 Rohm Co., Ltd. .................   223,894

     SHARES SECURITY                             VALUE

      5,000 Sankyo Co., Ltd. ...............$   67,998
      1,000 Sanrio Co., Ltd. ...............     9,094
     20,000 Sanyo Electric Co., Ltd. .......    87,271
      2,500 Secom Co., Ltd. ................   122,647
      1,400 Sega Enterprises Ltd.1 .........    33,640
      3,000 Sekisui Chemical Co., Ltd. .....    10,262
      6,000 Sekisui House Ltd. .............    44,103
      5,000 Seven-Eleven Japan Co., Ltd. ...   196,903
     12,000 Sharp Corp. ....................   152,383
        300 Shimamura Co., Ltd. ............    23,028
      2,000 Shimano, Inc. ..................    27,133
     10,000 Shimizu Corp. ..................    32,956
      5,000 Shin-Etsu Chemical Co., Ltd. ...   214,841
      4,000 Shionogi & Co., Ltd. ...........    51,028
      6,000 Shiseido Co., Ltd. .............    79,996
      9,000 Shizuoka Bank Ltd. .............    54,666
     17,000 Showa Denko K.K.1 ..............    27,658
      3,000 Showa Shell Sekiyu K.K. ........    17,446
      1,000 Skylark Co., Ltd. ..............    23,361
        700 SMC Corp. ......................    82,758
      3,000 Softbank Corp. .................    41,650
     11,600 Sony Corp. .....................   612,635
     51,000 Sumitomo Bank Ltd. .............   248,924
     16,000 Sumitomo Chemical Co., Ltd. ....    72,754
      9,000 Sumitomo Corp. .................    54,515
      7,000 Sumitomo Electric Industries ...    48,533
      4,000 Sumitomo Heavy Industries Ltd. .     4,305
     14,000 Sumitomo Metal Industries ......     6,191
     10,000 Sumitomo Metal Mining Co. ......    45,221
      3,000 Sumitomo Osaka Cement
              Co., Ltd. ....................     4,455
      3,000 Sumitomo Realty &
              Development Co., Ltd. ........    18,197
     10,000 Sumitomo Trust and
              Banking Co., Ltd. ............    48,058
     17,000 Taiheiyo Cement Corp. ..........    31,630
     16,000 Taisei Corp. ...................    36,844
      3,000 Taisho Pharmaceutical Co. ......    46,205
      2,000 Taiyo Yuden Co., Ltd. ..........    32,706
      2,000 Takara Shuzo Co., Ltd. .........    13,666
      4,000 Takashimaya Co., Ltd. ..........    23,295
     11,000 Takeda Chemical Industries .....   482,746
      1,110 Takefuji Corp. .................    77,145
      1,300 TDK Corp. ......................    61,390
     13,000 Teijin Ltd. ....................    44,253
      2,500 Terumo Corp. ...................    33,415
      6,000 The Chiba Bank, Ltd. ...........    20,424
      7,000 The Yasuda Fire & Marine
              Insurance Co., Ltd. ..........    42,868
        800 THK Co., Ltd. ..................    15,385
      1,000 TIS, Inc. ......................    28,451
      9,000 Tobu Railway Co., Ltd. .........    25,155
      1,000 Toho Co. .......................    11,464
      6,000 Tohoku Electric Power Co. ......    84,101

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

      1,000 Tokyo Broadcasting
              System, Inc. ................ $   22,402
     15,200 Tokyo Electric Power Co., Ltd.     312,608
      2,100 Tokyo Electron Ltd. ...........    136,839
     31,000 Tokyo Gas Co., Ltd. ...........     86,128
     15,000 Tokyu Corp. ...................     58,070
      3,000 TonenGeneral Sekiyu K.K. ......     21,276
      8,000 Toppan Printing Co., Ltd. .....     83,166
     19,000 Toray Industries, Inc. ........     50,886
     38,000 Toshiba Corp. .................    154,719
      6,000 Tosoh Corp. ...................     19,273
      4,000 Tostem Corp. ..................     68,249
      6,000 Toto Ltd. .....................     28,034
      3,000 Toyo Seikan Kaisha ............     39,447
     11,000 Toyobo Co., Ltd. ..............     16,795
      1,300 Toyota Industries Corp. .......     21,118
     31,700 Toyota Motor Corp. ............    841,059
        200 Trans Cosmos ..................      4,530
      1,000 Trend Micro, Inc.1 ............     27,950
         38 UFJ Holdings, Inc.1 ...........     91,944
        300 Uni-Charm Corp. ...............     11,264
      3,000 Uny Co., Ltd. .................     33,991
      3,000 Wacoal Corp. ..................     24,855
          9 West Japan Railway Co. ........     36,344
        700 World Co., Ltd. ...............     20,733
      4,000 Yakult Honsha Co., Ltd. .......     45,621
        200 Yamada Denki Co., Ltd. ........     17,521
      1,000 Yamaha Corp. ..................      9,728
      4,000 Yamanouchi Pharmaceutical
              Co., Ltd. ...................    103,791
      6,000 Yamato Transport Co., Ltd. ....    109,381
      4,000 Yamazaki Baking Co., Ltd. .....     22,360
      2,000 Yokogawa Electric Corp. .......     15,519
                                           -----------
                                            18,010,878
                                           -----------
            LUXEMBOURG--0.06%
      4,195 Arcelor 1 .....................     59,536
                                           -----------
            NETHERLANDS--4.87%
     18,796 ABN AMRO Holdings NV ..........    341,381
     12,594 AEGON NV ......................    262,569
      3,960 Akzo Nobel NV .................    172,436
      5,904 ASM Lithography Holding NV 1 ..     93,470
      1,857 Buhrmann NV ...................     17,130
      8,879 Elsevier NV ...................    121,014
      2,323 Getronics NV ..................      4,428
      1,876 Hagemeyer NV ..................     25,939
      2,776 Heineken NV ...................    121,839
     22,746 ING Groep NV ..................    584,077
      8,870 Koninklijke Ahold NV 1 ........    186,593
     20,442 Koninklijke KPN NV ............     95,696
      1,646 Koninklijke Numico NV .........     36,918
        718 Koninklijke Vendex KBB NV .....      8,935

     SHARES SECURITY                             VALUE

        162 Oce NV ........................  $   1,888
     17,338 Philips Electronics NV ........    484,080
     28,328 Royal Dutch Petroleum Co. .....  1,577,928
      5,048 TNT Post Group NV 1 ...........    114,019
      7,460 Unilever NV-CVA ...............    488,477
      2,670 VNU NV ........................     74,204
      3,816 Wolters Kluwer NV-CVA .........     72,436
                                           -----------
                                             4,885,457
                                           -----------
            NEW ZEALAND--0.08%
      6,498 Carter Holt Harvey Ltd. .......      6,249
      3,488 Contact Energy Ltd. ...........      6,760
     23,703 Telecom Corp. of
              New Zealand Ltd. ............     56,758
      3,806 The Warehouse Group Ltd. ......     13,680
                                           -----------
                                                83,447
                                           -----------
            NORWAY--0.41%
        300 Bergesen d.y. ASA--A ..........       6,397
      5,550 DNB Holding ASA ...............     30,250
        300 Elkem ASA .....................      6,736
        800 Frontline LTD 1 ...............      7,623
        650 Gjensidige NOR Sparebank ......     24,080
        736 Kvaerner ASA 1 ................        667
        400 Merkantildata ASA 1 ...........        195
      2,000 Norsk Hydro ASA ...............     95,415
      1,600 Norske Skogindustrier
              ASA 'A' Free ................     29,851
        120 Opticom ASA 1 .................      2,103
      3,164 Orkla ASA--A ..................     61,138
      1,700 Petroleum Geo-Services ASA 1 ..      6,162
        350 Schibsted ASA .................      4,198
      5,800 Statoil ASA 1 .................     51,785
      2,350 Storebrand ASA--A 1 ...........     14,218
      1,800 Tandberg ASA 1 ................     21,229
      8,050 Telenor ASA 1 .................     28,535
      2,550 Tomra Systems ASA .............     20,049
                                           -----------
                                               410,631
                                           -----------
            PORTUGAL--0.28%
     20,048 Banco Commercial Portuguese,
              SA (BCP) ....................     69,498
      1,392 Banco Espirito Santo, SA (BES)      15,879
      7,481 BPI--SGPS, SA (Banco BPI) .....     18,176
      3,977 Brisa Auto Estradas
              de Portugal, SA .............     22,388
        520 Cimpor-Cimentos de
              Portugal, SA ................     10,097
     23,861 Electricidade de Portugal, SA .     46,189
        400 Jeronimo Martins, SGPS, SA ....      2,829
     12,470 Portugal Telecom, SA ..........     88,057
     20,735 Sonae SGPS, SA ................     11,673
                                           -----------
                                               284,786
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

            SINGAPORE--0.70%
     25,250 Capitaland Ltd. ............... $   21,867
      9,000 Chartered Semiconductor
              Manufacturing Ltd.1 .........     18,339
      7,000 City Developments Ltd. ........     22,584
      1,000 Creative Technology Ltd. ......      8,887
     14,349 DBS Land Ltd. .................    100,711
      3,600 Fraser and Neave Ltd. .........     16,098
     11,000 Keppel Corp., Ltd. ............     25,652
      7,000 Neptune Orient Lines Ltd.1 ....      4,041
     14,294 Oversea-Chinese Banking
              Corp., Ltd. .................     94,662
      4,000 Overseas Union
              Enterprises Ltd. ............     16,188
     27,000 Sembcorp Industries Ltd. ......     20,784
      8,000 Singapore Airlines Ltd. .......     58,414
      5,048 Singapore Press Holdings Ltd. .     56,860
     20,000 Singapore Technologies
              Engineering Ltd. ............     21,849
     89,000 Singapore Telecommunications
              Ltd. ........................     69,015
     16,168 United Overseas Bank Ltd. .....    116,224
      4,000 Venture Manufacturing
              (Singapore) Ltd. ............     31,924
                                           -----------
                                               704,099
                                           -----------
            SPAIN--2.45%
        665 Acerinox SA ...................     27,880
        493 ACS, Actividades de Construction y
              Servicios, SA ...............     15,873
      1,750 Aguas de Barcelona SA .........     20,602
      4,030 Altadis SA ....................     83,185
      2,565 Amadeus Global Travel Distribution
              SA--Class A 1 ...............     16,416
      2,111 Autopistas Concesionaria
              Espanola SA .................     23,455
     40,578 Banco Bilbao Vizcaya SA .......    458,868
     56,622 Banco Santander Central
              Hispano SA ..................    449,607
     12,467 Endesa SA .....................    181,120
        719 Fomento de Construcciones y
              Contratas SA ................     17,540
      2,722 Gas Natural SDG SA ............     52,422
      2,048 Grupo Dragados SA .............     36,509
        988 Grupo Ferrovial SA ............     26,941
     10,616 Iberdrola SA ..................    154,648
      2,816 Industria de Diseno
              Textil SA 1 .................     59,461
        935 NH Hoteles SA .................     11,728
      1,426 Promotora de Informaciones SA .     12,013
     12,461 Repsol SA .....................    146,943
      1,496 Sol Melia SA ..................     11,362
     61,594 Telefonica SA .................    517,070
      4,663 Terra Networks SA 1 ...........     26,480
      3,530 Union Electrica Fenosa SA .....     64,845
      2,126 Vallehermoso SA ...............     20,367
      2,427 Zeltia SA .....................     19,296
                                           -----------
                                             2,454,631
                                           -----------

     SHARES SECURITY                             VALUE

            SWEDEN--1.56%
      2,812 ABB Ltd. ...................... $   24,937
      4,500 ASSA Abloy AB--B ..............     63,410
      1,728 Atlas Copco AB--A .............     41,366
      1,000 Atlas Copco AB--B .............     22,524
        600 Drott AB 1 ....................      6,920
      4,300 Electrolux AB--Series B .......     86,794
      2,000 Eniro AB 1 ....................     15,342
      3,800 Gambro AB--A ..................     25,016
      6,300 Hennes & Mauritz AB--B ........    126,135
        800 Holmen AB--B Shares ...........     21,240
      1,100 Modern Times Group Management
              AB--B 1 .....................     14,603
        300 Nobel Biocare Holding AG 1 ....     19,913
     29,652 Nordea AB .....................    161,324
        900 Om AB .........................      6,757
      2,900 Sandvik AB--A .................     72,420
      4,400 Securitas AB--B ...............     90,488
     12,600 Skandia Forsakrings AB ........     57,309
      6,400 Skandinaviska Enskilda Bank--A      67,202
      5,900 Skanska AB--B .................     40,766
        600 SKF AB--B .....................     15,538
      1,200 Ssab Svenskt Stal AB--A .......     15,604
      2,466 Svenska Cellulosa AB--B .......     87,744
      7,900 Svenska Handelsbanken--A ......    120,776
      6,000 Swedish Match AB ..............     49,618
      1,400 Tele2 AB--B 1 .................     25,745
    100,000 Telefonaktiebolaget
              LM Ericsson AB--B ...........    151,248
     11,900 Telia AB 1 ....................     33,148
      1,930 Volvo AB--A ...................     38,956
      2,920 Volvo AB--B ...................     60,528
      2,500 WM-Data AB--B .................      4,733
                                           -----------
                                             1,568,104
                                           -----------
            SWITZERLAND--6.81%
      9,844 ABB Ltd. ......................     87,648
      1,900 Adecco SA .....................    112,865
        900 Ciba Specialty Chemicals AG ...     72,120
      6,400 Compagnie Finaciere
              Richemont AG 1 ..............    145,577
     13,840 Credit Suisse Group 1 .........    439,431
         56 Givaudan 1 ....................     22,578
        415 Holcim Ltd.--B ................     95,234
        640 Kudelski SA--Bearer 1 .........     22,428
        800 Lonza Group AG ................     61,822
      5,250 Nestle SA--Registered .........  1,224,171
     36,300 Novartis AG--Registered .......  1,596,502
        800 Roche Holding AG--Bearer ......     91,120
      9,600 Roche Holding AG--Genusss .....    725,733
         80 Serono SA--Class B ............     52,737
         50 SGS Societe Generale de Surveillance
              Holding SA ..................     15,959
      7,766 STMicroelectronics 1 ..........    193,665

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

         70 Sulzer AG ..................... $   14,864
        140 Sulzer Medica AG ..............     23,354
        600 Swatch Group AG--B 1 ..........      53,422
      1,900 Swatch Group AG 1 .............     35,941
      3,900 Swiss Reinsurance 1 ...........    381,312
        400 Swisscom AG ...................    116,386
      1,578 Syngenta AG 1 .................     94,851
         60 Synthes-Stratec, Inc. .........     36,690
     16,780 UBS AG 1 ......................    843,990
        240 Unaxis Holding AG .............     28,384
      1,196 Zurich Financial Services AG ..    241,507
                                           -----------
                                             6,830,291
                                           -----------
            UNITED KINGDOM--21.73%
      8,443 3i Group PLC ..................     88,094
      3,101 Airtours PLC ..................      7,268
      4,795 AMEC PLC ......................     30,589
     10,296 Amvescap PLC ..................     83,887
     16,281 ARM Holdings PLC 1 ............     36,233
      5,038 Associated British Ports
              Holdings PLC ................     34,558
     18,274 AstraZeneca PLC ...............    756,553
      4,842 AstraZeneca PLC ...............    201,263
        525 AWG PLC .......................      4,401
     15,396 BAA PLC .......................    140,576
     42,628 BAE Systems PLC ...............    217,679
      4,244 Balfour Beatty PLC ............     15,138
     86,872 Barclays PLC ..................    730,962
      1,529 Barratt Developments PLC ......      9,789
     12,562 Bass PLC ......................    127,625
      8,159 BBA Group PLC .................     34,264
      2,342 Berkeley Group PLC (The) ......     25,882
     46,328 BG Group PLC ..................    201,616
     31,204 BHP Billiton PLC ..............    170,044
      7,296 BOC Group PLC .................    113,327
     12,225 Boots Co. PLC .................    121,219
    298,879 BP Amoco PLC ..................  2,510,286
      3,258 BPB PLC .......................     17,382
     10,041 Brambles Industries PLC 1 .....     50,241
     10,686 British Airways PLC ...........     30,338
     22,704 British American Tobacco PLC ..    243,988
      9,049 British Land Co. PLC ..........     76,830
     14,962 British Sky Broadcasting
              Group PLC 1 .................    143,455
    117,748 BT Group PLC ..................    452,304
        667 BTG PLC 1 .....................      3,457
      6,841 Bunzl PLC .....................     54,121
     26,043 Cable & Wireless PLC ..........     66,395
     26,973 Cadbury Schweppes PLC .........    202,083
      8,056 Canary Wharf Group PLC 1 ......     54,646
     10,940 Capita Group PLC 1 ............     52,029
      8,403 Carlton Communications PLC ....     26,899
      3,570 Celltech Group PLC ............     28,297
     59,505 Centrica PLC 1 ................    184,130
     31,090 CGNU PLC ......................    249,988

     SHARES SECURITY                             VALUE

     16,905 Chubb PLC 1 ................... $   40,586
      7,386 CMG PLC .......................     11,371
     31,450 Compass Group PLC .............    190,801
     50,211 Corus Group PLC ...............     64,292
      5,084 Daily Mail and General Trust--
              A Shares ....................     48,590
      1,426 De La Rue PLC .................     10,966
     44,918 Diageo PLC ....................    583,359
     29,408 Dixons Group PLC ..............     85,732
      6,254 Electrocomponents PLC .........     35,034
     11,243 EMI Group PLC .................     42,673
      5,106 Exel PLC ......................     65,028
      5,045 FKI PLC .......................     12,054
     12,584 GKN PLC .......................     59,033
     81,964 GlaxoSmithKline PLC 1 .........  1,771,640
     37,473 Granada Compass 1 .............     63,690
     13,585 Great Universal Stores PLC ....    124,765
      2,520 Hammerson PLC .................     21,262
     10,174 Hanson PLC ....................     72,657
     25,225 Hays PLC ......................     59,214
     48,611 HBOS PLC ......................    526,101
     23,912 Hilton Group PLC ..............     83,196
    124,933 HSBC Holdings PLC .............  1,436,854
     16,738 Imperial Chemical
              Industries PLC ..............     81,390
     10,413 Imperial Tobacco Group PLC ....    168,563
     15,240 International Power PLC .......     39,027
     49,461 Invensys PLC ..................     67,101
      3,380 Johnson Matthey PLC ...........     51,728
      6,155 Kidde PLC 1 ...................      8,069
     17,663 Kingfisher PLC ................     85,147
      7,194 Land Securities PLC ...........     94,636
     49,777 Lattice Group PLC 1 ...........    129,748
     73,473 Legal & General Group PLC .....    146,435
     74,813 Lloyds TSB Group PLC ..........    744,674
      5,952 Logica PLC ....................     18,146
      1,431 Man Group PLC .................     22,467
     38,014 Marconi PLC ...................      2,289
     32,601 Marks & Spencer Group PLC .....    185,236
      6,880 Misys PLC .....................     25,379
     25,105 National Grid Group PLC .......    178,329
      5,160 Next PLC ......................     73,306
     10,505 Nycomed Amersham PLC ..........     92,875
      9,262 P&O Princess Cruises PLC 1 ....     58,591
     10,822 Pearson PLC ...................    107,638
      9,228 Peninsular & Oriental Steam
              Navigation Co. ..............     33,900
     21,179 Pilkington PLC ................     29,943
      4,090 Provident Financial PLC 1 .....     43,080
     26,434 Prudential Corp. PLC ..........    241,763
      6,825 Railtrack Group PLC ...........     20,339
      7,090 Rank Group PLC ................     28,910
      7,803 Reckitt Benckiser PLC .........    139,996

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

     SHARES SECURITY                             VALUE

     16,952 Reed International PLC ........ $  161,114
     28,527 Rentokil Initial PLC ..........    116,103
     20,620 Reuters Group PLC .............    109,382
      1,140 Rexam PLC .....................      7,385
     14,705 Rio Tinto PLC .................    269,654
      1,460 RMC Group PLC .................     14,610
     16,262 Royal & Sun Alliance Insurance
              Group PLC ...................     59,740
     36,943 Royal Bank of Scotland
              Group PLC ...................  1,047,421
     11,483 Safeway PLC ...................     49,317
     15,189 Sage Group PLC (The) ..........     39,244
     22,603 Sainsbury (J.) PLC ............    122,657
      2,445 Schroders PLC .................     21,821
     10,352 Scottish & Newcastle PLC ......     95,941
     12,553 Scottish and Southern
              Energy PLC ..................    124,185
     24,711 Scottish Power PLC ............    132,872
      5,582 Severn Trent PLC ..............     61,518
    129,536 Shell Transport &
              Trading Co. PLC .............    977,399
      2,414 Slough Estates PLC ............     13,339
     13,209 Smith and Nephew PLC ..........     73,290
      7,553 Smiths Group PLC ..............     98,092
      3,669 Stagecoach Holdings PLC .......      3,509
        914 Tate & Lyle PLC ...............      4,890
     12,024 Taylor Woodrow PLC ............     32,991
     95,044 Tesco PLC .....................    345,533
      2,812 TI Automotive Ltd.--A 1 .......         --
     37,924 Unilever PLC ..................    345,694
      7,699 United Utilities PLC ..........     71,705
    910,753 Vodafone Group PLC ............  1,249,451
      8,411 Wolseley PLC ..................     85,260
     16,366 WPP Group PLC .................    138,206
                                           -----------
                                            21,797,762
                                           -----------
TOTAL COMMON STOCKS
   (Cost $102,139,250) .................... 81,807,285
                                           -----------
            PREFERRED STOCKS--0.26%
            AUSTRALIA--0.12%
     26,271 News Corp., Ltd. ..............    120,638
                                           -----------
            GERMANY--0.14%
        500 Hugo Boss AG ..................      9,259
        100 Porsche AG ....................     47,653
      1,148 ProSiebenSat.1 Media AG .......     11,644
        550 RWE AG ........................     17,860
      1,650 Volkswagen AG .................     53,287
                                           -----------
                                               139,703
                                           -----------
            ITALY--0.00%
        540 Fiat SPA ......................      4,789
                                           -----------
TOTAL PREFERRED STOCKS
   (Cost $390,728) ........................    265,130
                                           -----------

            BONDS--0.01%
            UNITED KINGDOM--0.01%
            BG Transco Holdings PLC
GBP  2,0002   6.866%, 12/14/09 ............$     3,028
     2,0002   4.350%, 12/14/22 ............      3,665
     2,0002   7.000%, 12/16/24 ............      3,306
                                           -----------
                                                 9,999
                                           -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Cost $9,760) ..........................      9,999
                                           -----------
            SHORT-TERM INSTRUMENTS--21.19%
            US TREASURY BILLS 4--21.19%
$ 3,480,000   1.620%, 07/18/02 3 ..........  3,477,334
17,844,000    1.660%, 09/12/02 ............ 17,783,937
                                           -----------
                                            21,261,271
                                           -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $21,262,197) ..................... 21,261,271
                                           -----------
TOTAL INVESTMENTS
   (Cost $123,801,935) ......... 103.00%  $103,343,685

LIABILITIES IN EXCESS OF
   OTHER ASSETS ................  (3.00)    (3,012,920)
                                 ------   ------------
NET ASSETS ..................... 100.00%  $100,330,765
                                 ======   ============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2002.
2 GBP--Great Britain Pounds.
3 Held as collateral for futures contracts.
4 Rates shown represent effective yield at time of purchase.
* Principal amount is stated in the currency of the country in which the security is denominated.

 SECTOR ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total investments in the Fund)

   Financials .................................  25.17%
   Consumer Discretionary .....................  13.10
   Health Care ................................  10.06
   Energy .....................................   9.62
   Industrials ................................   9.38
   Consumer Staples ...........................   9.07
   Information Technology .....................   6.42
   Materials ..................................   6.37
   Telecommunication Services .................   6.03
   Utilities ..................................   4.78
                                                ------
                                                100.00%
                                                ======

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                 JUNE 30, 2002

ASSETS
   Investments at value (cost $123,801,935) ......................$103,343,685
   Cash 1 ........................................................   1,214,531
   Receivable for securities sold ................................         618
   Receivable for capital shares sold ............................     494,838
   Unrealized appreciation on forward foreign currency contracts .     488,228
   Dividends and interest receivable .............................     250,399
   Deferred organizational costs and other assets ................      27,277
                                                                  ------------
Total assets ..................................................... 105,819,576
                                                                  ------------
LIABILITIES
   Payable for securities purchased ..............................       8,155
   Payable for capital shares redeemed ...........................   4,539,845
   Variation margin payable for futures contracts ................     837,103
   12b-1 fees payable ............................................          50
   Due to advisor ................................................      16,474
   Administration fee payable ....................................      30,382
   Custody fee payable ...........................................      19,389
   Accrued expenses and other ....................................      37,413
                                                                  ------------
Total liabilities ................................................   5,488,811
                                                                  ------------
NET ASSETS .......................................................$100,330,765
                                                                  ============
COMPOSITION OF NET ASSETS:
   Paid-in-capital ...............................................$129,864,346
   Undistributed net investment income ...........................   1,463,300
   Accumulated net realized loss on investment and
       foreign currency transactions ............................. (11,190,262)
   Net unrealized depreciation on investments and
       foreign currencies ........................................ (19,806,619)
                                                                  ------------
NET ASSETS .......................................................$100,330,765
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A Shares 2 ..............................................$       8.01
                                                                  ============
   Class B Shares 3 ..............................................$       8.03
                                                                  ============

--------------------------------------------------------------------------------
1 Includes foreign currency of $1,212,279 with a cost of $1,158,565.
2 Net asset value, redemption price and offering price per share (based on net assets of $100,070,959 and 12,487,305 shares outstanding at June 30, 2002 and
  0.001 par value, unlimited number of shares authorized).
3 Net asset value, redemption price and offering price per share (based on net assets of $259,806 and 32,372 shares outstanding at June 30, 2002 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                               FOR THE SIX
                                                                              MONTHS ENDED
                                                                             JUNE 30, 2002
INVESTMENT INCOME
   Dividends ................................................................  $ 1,185,725
   Securities lending income ................................................        2,707
   Interest .................................................................      117,513
   Less: foreign taxes withheld .............................................     (128,871)
                                                                               -----------
TOTAL INVESTMENT INCOME .....................................................    1,177,074
                                                                               -----------
EXPENSES:
   Advisory fees ............................................................      213,713
   Administration and service fees ..........................................       71,787
   Custodian fees ...........................................................       58,637
   Transfer agent fees ......................................................       21,895
   Printing and shareholder reports .........................................       13,034
   Professional fees ........................................................       12,338
   Trustees fees ............................................................        8,249
   Amortization of organizational costs .....................................        2,090
   Insurance fees ...........................................................          382
   Registration fees ........................................................          352
   12b-1 fees (Class B Shares) ..............................................           50
   Miscellaneous ............................................................          495
                                                                               -----------
Total expenses ..............................................................      403,022
Less: fee waivers and/or expense reimbursements .............................      (94,326)
                                                                               -----------
Net expenses ................................................................      308,696
                                                                               -----------
NET INVESTMENT INCOME .......................................................      868,378
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ................................................   (4,170,097)
     Foreign currency transactions ..........................................      585,694
     Futures contracts ......................................................   (2,349,345)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies .................................................    2,664,374
                                                                               -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ......   (3,269,374)
                                                                               -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..................................  $(2,400,996)
                                                                               ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX                  FOR THE
                                                                            MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2002 1        DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................  $    868,378            $   1,392,526
   Net realized loss from investment and
     foreign currency transactions ......................................    (5,933,748)              (4,865,070)
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies .................................     2,664,374              (22,363,190)
                                                                           ------------            -------------
Net decrease in net assets from operations ..............................    (2,400,996)             (25,835,734)
                                                                           ------------            -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ...........................     8,224,593               40,013,523
   Net increase resulting from Class B Shares ...........................       265,635                       --
                                                                           ------------            -------------
Net increase in net assets from capital share transactions ..............     8,490,228               40,013,523
                                                                           ------------            -------------
TOTAL INCREASE IN NET ASSETS ............................................     6,089,232               14,177,789
                                                                           ------------            -------------
NET ASSETS
   Beginning of period ..................................................    94,241,533               80,063,744
                                                                           ------------            -------------
   End of period (including undistributed net investment
     income of $1,463,300 and $594,922, respectively) ...................  $100,330,765            $  94,241,533
                                                                           ============            =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                                                                                      FOR THE PERIOD
                                     FOR THE SIX                                                     AUG. 22, 19972
                                    MONTHS ENDED                                       FOR THE YEARS        THROUGH
                                        JUNE 30,                                  ENDED DECEMBER 31,       DEC. 31,
                                          2002 1          2001         2000        1999         1998           1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $ 8.39        $11.14       $13.60      $11.18       $ 9.34         $10.00
                                          ------        ------       ------      ------       ------         ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income ...............    0.073         0.14         0.14        0.15         0.12           0.023
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies ................   (0.45)        (2.89)       (2.41)       2.92         1.89          (0.68)
                                          ------        ------       ------      ------       ------         ------
   Total from investment
     operations ........................   (0.38)        (2.75)       (2.27)       3.07         2.01          (0.66)
                                          ------        ------       ------      ------       ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............      --            --           --       (0.23)       (0.16)            --
   Net realized gain from
     investment transactions ...........      --            --        (0.19)      (0.42)       (0.01)            --
                                          ------        ------       ------      ------       ------         ------
   Total distributions .................      --            --        (0.19)      (0.65)       (0.17)            --
                                          ------        ------       ------      ------       ------         ------
NET ASSET VALUE,
   END OF PERIOD .......................  $ 8.01        $ 8.39       $11.14      $13.60       $11.18         $ 9.34
                                          ======        ======       ======      ======       ======         ======
TOTAL INVESTMENT RETURN4 ...............   (4.53)%      (24.69)%     (16.66)%     27.60%       21.60%         (6.60)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$100,071       $94,242      $80,064     $54,499      $39,956        $14,409
   Ratios to average net assets:
     Net investment income .............    1.83%5        1.38%        1.17%       1.37%        1.20%          0.72%5
     Expenses after waivers
        and/or reimbursements ..........    0.65%5        0.65%        0.65%       0.65%        0.65%          0.65%5
     Expenses before waivers
        and/or reimbursements ..........    0.85%5        0.80%        0.92%       1.15%        1.66%          2.75%5
   Portfolio turnover rate .............      14%           19%           4%         29%           7%             0%6

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares method.
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
5 Annualized.
6 Less than 1%.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                               FOR THE PERIOD
                                                            APRIL 30, 2002 1
                                                                     THROUGH
                                                             JUNE 30, 2002 2

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................................ $ 8.33
                                                                      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income ............................................   0.023
   Net realized and unrealized gain (loss) on investments
     and foreign currencies .........................................  (0.32)
                                                                      ------
Total from investment operations ....................................  (0.30)
                                                                      ------
NET ASSET VALUE, END OF PERIOD ...................................... $ 8.03
                                                                      ======
TOTAL INVESTMENT RETURN4 ............................................  (3.60)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .........................   $260
   Ratios to average net assets:
     Net investment income ..........................................   1.57%5
     Expenses after waivers and/or reimbursements ...................   0.90%5
     Expenses before waivers and/or reimbursements ..................   1.13%5
   Portfolio turnover rate ..........................................     14%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index Fund (the 'Fund') is one of the Funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at a fair value. At June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution of service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan.

J. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

L. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.45%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% for Class A Shares and 0.90% for Class B Shares of the average daily net assets of the Fund until April 30, 2003.

Deutsche Bank Trust Company Americas, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                      Class A Shares
             -------------------------------------------------------
               For the Six Months Ended           For the Year Ended
                        June 30, 2002 1            December 31, 2001
             --------------------------   --------------------------
                  Shares         Amount        Shares         Amount
             -----------  -------------   -----------  -------------
Sold          29,542,951  $ 238,439,764    53,571,039  $ 485,058,180
Redeemed     (28,287,772)  (230,215,171)  (49,525,786)  (445,044,657)
             -----------  -------------   -----------  -------------
Net increase   1,255,179  $   8,224,593     4,045,253  $  40,013,523
             ===========  =============   ===========  =============

                                                      Class B Shares
             -------------------------------------------------------
                                                      For the Period
                                                     April 30, 20022
                                                             through
                                                      June 30, 20021
                                                 -------------------
                                                 Shares       Amount
                                                 -------   ---------
Sold                                              60,249   $ 488,470
Redeemed                                         (27,877)   (222,835)
                                                 -------   ---------
Net increase                                      32,372   $ 265,635
                                                 =======   =========

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002, were $12,877,506 and $11,830,716, respectively.

At June 30, 2002, the tax basis of investments was $123,801,935, the gross unrealized appreciation from investments for those securities having a excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value was $3,805,120 and $24,263,370, respectively.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 6--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, foreign currency transactions, and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

Undistributed          Undistributed
Net Investment          Net Realized            Paid-in
       Income              Gain/Loss            Capital
-------------          -------------            -------
    $(482,620)              $481,439             $1,181

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001 were $49,639,126 and $16,999,353, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $109,276,028. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $1,707,634 and the aggregate gross unrealized depreciation for all investments was $25,026,339. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the years ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001           2000
------------------------           ----           ----
Ordinary income                     $--       $946,749
Net long term capital gains         $--       $368,700

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $   886,949
Unrealized appreciation/(depreciation)    $(22,864,843)

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $3,066,063. Of this amount, $284,468 expires in 2008 and $2,781,595, expires in 2009.

For the year ended December 31, 2001, the Fund deferred to January 1, 2002 post-October capital losses of $1,798,731 and post October currency losses of $289,897.

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
The Fund had the following open contracts at June 30, 2002:

                                                                                             Unrealized
                                                                            Contract       Appreciation
Contracts to Receive           In Exchange For  Settlement Date          Value (US$)              (US$)
-------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------
Euro                6,960,000       $6,570,936          7/19/02           $6,896,762           $325,826
British Pound       2,490,000        3,650,340          7/19/02            3,812,742            162,402
-------------------------------------------------------------------------------------------------------
                                                   Total Net Unrealized Appreciation           $488,228
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 9--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2002 is as follows:

                                                                                       Unrealized
                                                                                    Appreciation/
Type of Futures              Expiration    Contracts    Position   Market Value    (Depreciation)
--------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures         July-02            2        Long     $  136,026         $  (8,099)
Hang Seng Index Futures         July-02            5        Long        340,077            (1,448)
SPI200 Index Futures       September-02           18        Long        808,633              (906)
Euro Stoxx 50              September-02          260        Long      8,106,624           196,876
DAX Index Futures          September-02            2        Long        218,339            (2,647)
CAC 40 Index Futures       September-02            5        Long        193,772             7,043
MIB 30 Index Futures       September-02            9        Long      1,246,452           (18,247)
Topix Index Futures        September-02            6        Long        510,362           (35,436)
Nikkei 225 Index Futures   September-02           78        Long      4,108,650            14,332
FTSE 100 Index Futures     September-02           80        Long      5,674,129            (4,091)
--------------------------------------------------------------------------------------------------
Total                                                                                    $147,377
--------------------------------------------------------------------------------------------------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2002, the Fund pledged securities with a value of $3,306,000 to cover margin requirements on open futures contracts.

NOTE 10--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the Deutsche Asset Management VIT Funds Board of Trustees.

                          Shares voted    Shares voted
   Nominees                      'For'      'Withheld'
   ------------           ------------    ------------
   Richard R. Burt          63,136,581       2,870,742
   S. Leland Dill           63,234,506       2,772,817
   Martin J. Gruber         63,298,540       2,708,782
   Richard T. Hale          63,323,090       2,684,233
   Joseph R. Hardiman       63,133,287       2,874,036
   Richard J. Herring       63,341,594       2,665,729
   Graham E. Jones          63,247,688       2,759,635
   Rebecca W. Rimel         63,170,545       2,836,778
   Philip Saunders, Jr.     63,178,948       2,828,375
   William N. Searcy        63,301,734       2,705,588
   Robert H. Wadsworth      63,332,844       2,674,479

2. To approve a new investment advisory agreement between the Trust and Deutsche Asset Management, Inc.

  Shares voted         Shares voted       Shares voted
         'For'            'Against'          'Abstain'
  ------------         ------------       ------------
    60,746,943            1,664,945          3,595,434

--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.


Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors

VIT5SA (06/30/02)

[LOGO OMITTED]    Printed on recycled paper